Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefit, net	$ 100,100	$ 58,000
Unrecognized tax benefits which may be realized	38,000
Recognized interest (income) expense	1,900	1,600	$ 1,100
Accrued interest included in accrued and other liabilities	4,400	2,500
Deferred tax assets	15,663	33,100
Deferred tax liabilities		33,100
Total foreign net operating losses	686,300
Disallowed interest carryforwards	158,800
Tax credits	3,000
Deferred tax asset valuation allowance	37,332	87,619
Changes in the valuation allowance charged to income tax expense	36,800	19,000	$ 800
Changes in the valuation allowance charged to additional paid-in capital	13,500
Earnings retained by subsidiaries and equity accounted investments	538,300
Undistributed earnings not permanently reinvested	28,100
Deferred tax liabilities on unremitted earnings of certain subsidiary	1,600	$ 1,500
Interest Carryforward
Operating Loss Carryforwards [Line Items]
Changes in the valuation allowance charged to income tax expense	(35,600)
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	318,600
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	176,400
Netherlands
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	68,500
Spain
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	49,800
Other Foreign Tax Authorities
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	73,000
Operating loss carryforwards not set to expire	$ 25,300